Inventories (Tables)	3 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Schedule Of Major Components Of Inventories
The major components of inventories were as follows:

	March 31, 2015	December 31, 2014
Petroleum products	$26,791	$30,108
Crude oil	30,043	7,266
Caustic soda	2,392	2,850
NaHS	4,573	6,603
Other	3	2
Total	$63,802	$46,829